Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Lease Payments for the Company's Right-of-Use Assets over the Remaining Lease Periods	The Company has various operating leases for vehicles that expire through 2027. Below is a summary of the Company’s operating right-of-use assets and operating lease liabilities as of December 31, 2023, and 2022:
	December 31, 2023	December 31, 2022

Operating lease liabilities, current	290	268
Operating lease liabilities long-term	588	873
Total operating lease liabilities	878	1,141

Weighted Average of Remaining Lease Term	3.33	4.2
Weighted-average discount rate - operating leases	9.6%	9.92%

Schedule of Lease Payments for the Company's Right-of-Use Assets over the Remaining Lease Periods	Lease payments for the Company’s right-of-use assets over the remaining lease periods as of December 31, 2023, are as follows:
December 31, 2023

2024	357
2025	290
2026	220
2027	144

Total undiscounted lease payment	1,011
Less: Interest*	(133)
Present value of lease liabilities	878
*	Future lease payments were discounted by 7.98%-15.04% interest rate.